Income Taxes (Details 1) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Book to tax difference – fixed assets	$ 506,826	$ 0
Total deferred tax assets – U.S. and foreign	3,632,607	2,469,948
Valuation allowance – U.S. and foreign	(3,632,607)	(2,469,948)
Net deferred tax assets	0	0
US Treasury and Government [Member]
Deferred tax assets
Net operating loss carry forward – foreign	2,796,738	2,390,769
Foreign [Member]
Deferred tax assets
Net operating loss carry forward – foreign	$ 329,043	$ 79,179